Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Prudential Financial, Inc.
Amendment Flag	false
Entity Central Index Key	0001137774
EBP Prud ESP
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Prudential Financial, Inc.
Amendment Flag	false
Entity Central Index Key	0001137774